(Leuthold Core Investment Fund Logo)

                               Semi-Annual Report
                                 March 31, 1999

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1999
(UNAUDITED)

ASSETS:
  Investments, at value
    (cost $38,678,131)                                     $40,439,418
  Receivable from broker
    for proceeds on securities
    sold short                                              13,453,213
  Deposit at brokers for short sales                        13,500,477
  Cash                                                          99,399
  Interest receivable                                          121,123
  Dividends receivable                                         115,870
  Organizational expenses, net of
    accumulated amortization                                    14,075
  Other assets                                                  66,676
                                                           -----------
  Total Assets                                              67,810,251
                                                           -----------
LIABILITIES:
  Securities sold short, at value
    (proceeds of $13,453,213)                               13,422,975
  Payable to Adviser                                            38,516
  Accrued expenses and
    other liabilities                                           31,451
                                                           -----------
  Total Liabilities                                         13,492,942
                                                           -----------
NET ASSETS                                                 $54,317,309
                                                           -----------
                                                           -----------
NET ASSETS CONSIST OF:
  Capital stock                                            $51,656,742
  Accumulated undistributed
    net investment income                                       16,288
  Accumulated undistributed
    net realized gains on
    investments                                                851,876
  Net unrealized appreciation on:
    Investments                                              1,761,287
    Short positions                                             30,238
    Foreign currency                                               878
                                                           -----------
  Total Net Assets                                         $54,317,309
                                                           -----------
                                                           -----------
  Shares outstanding
    (250,000,000 shares of
    $.0001 par value authorized)                             4,932,896
  Net Asset Value, Redemption
    Price and Offering Price
    Per Share                                                   $11.01
                                                                ------
                                                                ------

STATEMENT OF OPERATIONS
OCTOBER 1, 1998 THROUGH MARCH 31, 1999
(UNAUDITED)

INVESTMENT INCOME:
  Dividend income (net of
    foreign taxes withheld of $1,731)                       $  711,513
  Interest income                                              589,784
                                                           -----------
  Total investment income                                    1,301,297
                                                           -----------
EXPENSES:
  Investment advisory fee                                      226,058
  Administration fee                                            18,018
  Shareholder servicing and
    accounting costs                                            29,358
  Custody fees                                                   9,772
  Federal and state registration                                10,262
  Professional fees                                             18,284
  Amortization of
    organizational expenses                                      4,290
  Reports to shareholders                                        3,822
  Directors' fees and expenses                                   3,262
  Other                                                          3,402
                                                           -----------
  Total expenses before
    reimbursement                                              326,528
  Less:  Reimbursement
    from Adviser                                               (12,558)
                                                           -----------
  Net expenses                                                 313,970
                                                           -----------
NET INVESTMENT INCOME                                          987,327
                                                           -----------
REALIZED AND
  UNREALIZED GAINS
  ON INVESTMENTS:
  Net realized gains on investments                          1,926,375
  Change in unrealized
    appreciation (depreciation) on:
      Investments                                           (1,255,807)
      Short positions                                           30,238
      Foreign currency                                           1,095
                                                           -----------
  Net realized and unrealized
    gains on investments                                       701,901
                                                           -----------
NET INCREASE IN
  NET ASSETS RESULTING
  FROM OPERATIONS                                           $1,689,228
                                                           -----------
                                                           -----------

                     See notes to the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
                                     OCTOBER 1, 1998                YEAR
                                         THROUGH                   ENDED
                                      MARCH 31, 1999         SEPTEMBER 30, 1998
                                     ----------------       -------------------
                                       (UNAUDITED)
OPERATIONS:
   Net investment income               $   987,327            $ 1,340,428
   Net realized gains on investments     1,926,375              3,731,847
   Change in unrealized
     appreciation (depreciation) on:
      Investments                       (1,255,807)              (110,421)
      Short positions                       30,238                     --
      Foreign currency                       1,095                 (8,695)
                                       -----------            -----------
   Net increase in net assets
     from operations                     1,689,228              4,953,159
                                       -----------            -----------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income             (974,042)            (1,299,705)
   From net realized gains              (4,599,364)            (1,049,550)
                                       -----------            -----------
   Total distributions                  (5,573,406)            (2,349,255)
                                       -----------            -----------
CAPITAL SHARE  TRANSACTIONS:
   Proceeds from shares sold            10,968,899             16,547,279
   Proceeds from shares issued
     to holders in reinvestment
     of dividends                        4,960,802              2,226,762
   Cost of shares redeemed              (3,995,232)            (5,671,108)
                                       -----------            -----------
   Net increase in net assets
     from capital share transactions    11,934,469             13,102,933
                                       -----------            -----------
TOTAL INCREASE IN NET ASSETS             8,050,291             15,706,837
NET ASSETS:
   Beginning of period                  46,267,018             30,560,181
                                       -----------            -----------
   End of period (including
      undistributed net investment
      income of $16,288 and $0,
      respectively)                    $54,317,309            $46,267,018
                                       -----------            -----------
                                       -----------            -----------

                     See notes to the financial statements.

FINANCIAL HIGHLIGHTS

                                                  OCTOBER 1, 1998          YEAR                YEAR        NOVEMBER 20, 1995(1)<F1>
                                                      THROUGH              ENDED               ENDED              THROUGH
                                                  MARCH 31, 1999    SEPTEMBER 30, 1998  SEPTEMBER 30, 1997  SEPTEMBER 30, 1996
                                                  --------------    ------------------  ------------------  -------------------
                                                    (UNAUDITED)
PER SHARE DATA:
Net asset value,  beginning of period                $11.97              $11.17              $10.18              $10.00
                                                     ------              ------              ------              ------
Income from investment operations:
   Net investment income                               0.22                0.40                0.44(2)<F2>         0.38
   Net realized and unrealized
      gains on investments                             0.18                1.16                1.32                0.16
                                                     ------              ------              ------              ------
   Total from investment operations                    0.40                1.56                1.76                0.54
                                                     ------              ------              ------              ------
Less distributions:
   From net investment income                         (0.22)              (0.40)              (0.46)              (0.36)
   In excess of net investment income                    --                  --               (0.05)                 --
   From net realized gains                            (1.14)              (0.36)              (0.26)                 --
                                                     ------              ------              ------              ------
   Total distributions                                (1.36)              (0.76)              (0.77)              (0.36)
                                                     ------              ------              ------              ------
Net asset value,  end of period                      $11.01              $11.97              $11.17              $10.18
                                                     ------              ------              ------              ------
                                                     ------              ------              ------              ------
Total return                                          3.51%(3)<F3>       14.45%              17.96%               5.43%
Supplemental data and ratios:
   Net assets, end of period                    $54,317,309         $46,267,018         $30,560,181         $31,740,501
Ratio of expenses to average net assets:
   Before expense reimbursement                       1.30%(4)<F4>        1.41%               1.47%               1.55%
   After expense reimbursement                        1.25%(4)<F4>        1.25%               1.25%               1.25%
Ratio of net investment income to
  average net assets:
   Before expense reimbursement                       3.87%(4)<F4>        3.50%               4.05%               4.14%
   After expense reimbursement                        3.92%(4)<F4>        3.66%               4.27%               4.44%
Portfolio turnover rate                             107.48%              73.43%              35.62%             103.30%

(1)<F1>   Commencement of operation.
(2)<F2> Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)<F3>   Not annualized.
(4)<F4>   Annualized.

                     See notes to the financial statements.

SCHEDULE OF INVESTMENTS
MARCH 31, 1999
(UNAUDITED)

     NUMBER                                                        MARKET
    OF SHARES                                                      VALUE
    ---------                                                      ------
               COMMON STOCKS - 32.5%+<F7>
               CRIMESTOPPERS - 2.3%+<F7>
       9,500   AXENT Technologies, Inc. *<F5>                   $   228,594
       6,900   Check Point Software Technologies Ltd. *<F5>         296,700
      15,000   Childrens Comprehensive Services, Inc. *<F5>          84,375
       5,700   Network Associates, Inc. *<F5>                       174,919
      12,200   Rainbow Technologies, Inc. *<F5>                     122,000
      11,300   Security Dynamics Technologies, Inc. *<F5>           210,463
       2,700   Wackenhut Corporation Class A                         60,075
       5,200   Wackenhut Correction Corporation *<F5>               100,425
                                                                -----------
                                                                  1,277,551
                                                                -----------
               HEALTH CARE - BIOTECHNOLOGY - 4.4%+<F7>
       4,960   Alza Corporation *<F5>                               189,720
       5,200   Amgen Inc. *<F5>                                     389,350
       3,600   Biogen, Inc. *<F5>                                   411,525
      16,900   Cephalon, Inc. *<F5>                                 147,875
       2,600   Chiron Corporation *<F5>                              57,037
       4,100   Curative Health Services, Inc. *<F5>                  47,150
      27,200   Gensia Sicor Inc. *<F5>                               76,500
       5,700   Idexx Laboratories, Inc. *<F5>                       136,444
      35,000   The Liposome Company, Inc. *<F5>                     470,313
      14,500   Neurogen Corporation *<F5>                           154,969
       5,200   Protein Design Labs, Inc. *<F5>                       78,325
      15,200   Regeneron Pharmaceutical, Inc. *<F5>                 100,700
      12,300   Vical Inc. *<F5>                                     126,075
                                                                -----------
                                                                  2,385,983
                                                                -----------
               HEALTHCARE - COST CONTAINMENT - 2.8%+<F7>
      33,600   Apria Healthcare Group Inc. *<F5>                    399,000
       6,000   Barr Laboratories, Inc. *<F5>                        183,000
       6,500   Bindley Western Industries, Inc.                     185,656
       4,800   Cerner Corporation *<F5>                              77,100
      28,200   IVAX Corporation *<F5>                               333,113
       7,600   Mylan Laboratories Inc.                              208,525
       2,943   Priority Healthcare Corporation Class B *<F5>        133,171
                                                                -----------
                                                                  1,519,565
                                                                -----------
               INSURANCE - LIFE - 1.1%+<F7>
       4,100   American General Corporation                         289,050
       8,800   Protective Life Corporation                          333,300
                                                                -----------
                                                                    622,350
                                                                -----------
               REAL ESTATE INVESTMENT TRUSTS - 9.3%+<F7>
      14,800   Apartment Investment & Management Company Class A    536,500
      29,200   Boykin Lodging Company                               350,400
      16,500   CBL & Associates Properties, Inc.                    383,625
      14,000   Colonial Properties Trust                            357,000
       6,900   Crescent Real Estate Equities Company                148,350
      23,400   Entertainment Properties Trust                       403,650
      13,709   Equity Residential Properties Trust                  565,496
      13,300   Mack-Cali Realty Corporation                         390,688
      11,200   Pacific Gulf Properties, Inc.                        201,600
       9,700   Post Properties, Inc.                                349,200
      37,900   Prime Retail, Inc.                                   331,625
       9,600   Prison Realty Corporation                            167,400
       8,500   Sovran Self Storage, Inc.                            198,156
       8,400   Weeks Corporation                                    239,925
      53,300   Winston Hotels, Inc.                                 429,731
                                                                -----------
                                                                  5,053,346
                                                                -----------
               TECHNOLOGY - NETWORKING - 4.9%+<F7>
      10,600   3Com Corporation *<F5>                               247,113
       7,350   Apex PC Solutions *<F5>                              102,441
       5,000   Ascend Communications, Inc. *<F5>                    418,437
      10,400   Aware, Inc. *<F5>                                    488,800
      26,900   Computer Network Technology Corporation *<F5>        433,762
       7,800   Concentric Network Corporation *<F5>                 583,050
       8,600   Newbridge Networks Corporation *<F5>                 266,600
       4,200   Xircom, Inc. *<F5>                                   105,525
                                                                -----------
                                                                  2,645,728
                                                                -----------
               TECHNOLOGY - WIRELESS EQUIPMENT - 5.3%+<F7>
       7,600   ADC Telecommunications, Inc. *<F5>                   362,425
      20,600   ANADIGICS, Inc. *<F5>                                363,075
      18,200   DSP Communications, Inc. *<F5>                       288,925
       8,200   General Instrument Corporation *<F5>                 248,562
       2,500   Gilat Satellite Networks Ltd. *<F5>                  150,000
       5,600   Northern Telecom Ltd.                                347,900
      13,200   Powerwave Technologies, Inc. *<F5>                   374,550
       3,000   RF Micro Devices, Inc. *<F5>                         287,063
      12,400   Western Wireless Corporation Class A *<F5>           449,500
                                                                -----------
                                                                  2,872,000
                                                                -----------
               U.S. STOCKS - ASIA EXPOSURE - 2.4%+<F7>
       5,800   The Boeing Company                                   197,925
       9,400   Ericsson Telefonaktiebolaget ADR                     223,837
       3,500   Koninklijke Philips Electronics N.V.                 288,531
       4,100   UAL Corporation                                      318,775
       2,000   United Technologies Corporation                      270,875
                                                                -----------
                                                                  1,299,943
                                                                -----------
               Total Common Stocks (cost $16,750,997)            17,676,466
                                                                -----------
               INVESTMENT COMPANIES - 22.7%+<F7>
               EMERGING COUNTRY FUNDS - 6.6%+<F7>
      31,800   Asia Pacific Fund                                    224,588
      31,500   Asia Tigers Fund                                     224,437
      23,300   Brazil Fund                                          297,075
      23,500   China Fund                                           182,125
      26,400   Fidelity Adviser Emerging Asia Fund                  262,350
      71,800   First Philippine Fund *<F5>                          453,237
      36,500   Greater China Fund                                   221,281
      32,700   Korea Fund *<F5>                                     337,219
      29,600   Mexico Fund                                          449,550
      52,100   Morgan Stanley Asia- Pacific Fund                    416,800
      16,500   Scudder New Asia Fund                                171,187
      43,700   WEBS-Malaysia                                        128,368
      33,800   WEBS-Singapore                                       202,800
                                                                -----------
                                                                  3,571,017
                                                                -----------
               BOND FUNDS - 16.1%+<F7>
     324,303   Federated High Yield Fund                          2,918,726
     447,479   Invesco High Yield Fund                            2,975,735
     289,796   Offitbank High Yield Fund                          2,854,490
                                                                -----------
                                                                  8,748,951
                                                                -----------
               Total Investment Companies (cost $11,726,379)     12,319,968
                                                                -----------
  PRINCIPAL
   AMOUNT
  ---------

               FIXED INCOME SECURITIES - 17.1%+<F7>
               FOREIGN BONDS - 17.1%+<F7>
  $4,250,000   New South Wales Treasury Corp., 8.00%, 3/01/2008   3,106,888
   5,120,000   New Zealand Government Bond, 7.00%, 7/15/2009      2,976,970
   4,700,000   Province of Ontario, 5.70%, 12/01/2008             3,194,465
                                                                -----------
               Total Fixed Income Securities (Cost $9,036,094)    9,278,323
                                                                -----------
               SHORT-TERM INVESTMENTS - 2.1%+<F7>
               VARIABLE DEMAND NOTES - 2.1%+<F7>
     618,224   Firstar Bank, 4.69%, #<F6>                           618,224
     546,437   Wisconsin Corp. Center Credit Union, 4.61%, #<F6>    546,437
                                                                -----------
               Total Short-Term Investments (Cost $1,164,661)     1,164,661
                                                                -----------
               TOTAL INVESTMENTS - 100.0% (COST $38,678,131)    $40,439,418
                                                                -----------
                                                                -----------

 *<F5>    Non-income producing security.
 #<F6>    Variable rate security.  The rates listed are as of 3/31/99.
 +<F7>    Calculated as a percentage of net assets.
   ADR    American Depository Receipts.
  WEBS    World Equity Benchmark Shares

                     See notes to the financial statements.

SCHEDULE OF SECURITIES SOLD SHORT
MARCH 31, 1999
(UNAUDITED)

     NUMBER                                                        MARKET
   OF SHARES                                                       VALUE
   ---------                                                       ------
               S & P DEPOSITORY RECEIPTS
      42,900   S & P 500 Depository Receipt                     $ 5,504,606
                                                                -----------
               Total S & P 500 Depository Receipts Sold Short     5,504,606
                                                                -----------
               COMMON STOCK
       6,600   Alcan Aluminum Ltd.                                  170,363
       4,600   American Financial Group, Inc.                       161,862
       5,500   Apollo Group, Inc.                                   164,313
       3,100   The Black & Decker Corporation                       171,856
       4,100   Centocor, Inc.                                       151,444
       7,700   Champion Enterprises, Inc.                           149,187
       3,300   Chris-Craft Industries, Inc.                         150,563
       7,000   CIENA Corp.                                          157,500
       5,100   Coca-Cola Enterprises Inc.                           154,275
       7,300   Cognos Inc.                                          171,550
       4,200   Countrywide Credit Industries, Inc.                  157,500
       4,500   Dallas Semiconductor Corporation                     173,812
       4,600   The Walt Disney Company                              143,175
       5,000   Dover Corporation                                    164,375
       3,700   Electronic Arts Inc.                                 175,750
       4,000   Ethan Allen Interiors Inc.                           166,250
       2,900   Federal-Mogul Corporation                            124,700
       4,100   Federated Department Stores, Inc.                    164,513
       3,400   Harcourt General, Inc.                               150,662
       7,700   IMC Global Inc.                                      157,369
       3,900   International Paper Company                          164,531
       5,300   Kellogg Company                                      179,206
       4,000   Lear Corporation                                     170,750
       5,400   Leucadia National Corporation                        163,350
       6,700   MicroStrategy Inc.                                   128,975
       5,500   Molex Inc.                                           161,563
       3,400   Monsanto Company                                     156,187
       3,500   Nucor Corporation                                    154,219
       2,700   Omnicare, Inc.                                        51,469
       2,700   Orbital Sciences Corporation                          76,444
       2,400   PacifiCare Health Systems, Inc.                      163,800
       8,000   Polo Ralph Lauren Corporation                        159,000
       5,000   T. Rowe Price Associates, Inc.                       171,875
       1,300   The Progressive Corporation                          186,550
       3,800   Rayonier Inc.                                        152,237
       7,800   The Reynolds & Reynolds Company                      148,200
       5,300   Rohm & Haas Company                                  177,881
       4,600   SCI Systems, Inc.                                    136,275
       3,900   SLM Holding Corporation                              162,825
       3,100   Safeskin Corporation                                  23,056
       3,100   Sealed Air Corporation                               152,481
      12,000   Sinclair Broadcast Group, Inc.                       174,750
       6,500   Storage Technology Corporation                       181,188
       9,500   Thermo Instrument Systems Inc.                       137,156
       2,900   The Times Mirror Company                             156,781
       8,300   Tower Automotive, Inc.                               154,588
       8,100   Tyson Foods, Inc.                                    167,569
       4,500   Valspar Corporation                                  142,031
       1,300   VeriSign Inc.                                        200,200
       6,900   Wang Laboratories, Inc.                              135,413
      13,200   Western Digital Corporation                          104,775
       3,800   Winn-Dixie Stores, Inc.                              142,025
                                                                -----------
               Total Common Stocks Sold Short                     7,918,369
                                                                -----------
               TOTAL SECURITIES SOLD SHORT
                 (PROCEEDS $13,453,213)                         $13,422,975
                                                                -----------
                                                                -----------

                     See notes to the financial statements.

NOTES TO THE FINANCIAL STATEMENTS
(UNAUDITED)

1. ORGANIZATION AND SIGNIFICANTACCOUNTING POLICIES

   Leuthold Funds, Inc. (the "Company") was incorporated on August 30, 1995, as a Maryland Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940. The Company currently consists of one series, Leuthold Core Investment Fund, formerly known as Leuthold Asset Allocation Fund, (the "Fund"). The investment objective of the Fund is to seek total return consistent with prudent investment risk over the long term. The Fund commenced operations on November 20, 1995.

   The costs incurred in connection with the organization, initial registration and public offering of shares, aggregating $43,019, have been paid by the Fund. These costs are being amortized over the period of benefit, but not to exceed sixty months from the Fund's commencement of operations.

   The following is a summary of significant accounting policies consistently followed by the Fund.

     a) Investment Valuation - Common stocks that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made. Price information on listed stocks is taken from the exchange where the security is primarily traded. Options and securities which are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid prices. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Debt securities are valued at the latest bid prices furnished by independent pricing services. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Directors. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market.

     b) Federal Income Taxes - It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

     c) Distributions to Shareholders - Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, will be declared at least annually.

     d) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     e) Purchased Option Accounting - Option contracts purchased are included in the Statement of Assets and Liabilities as an asset and are valued at the last bid price reported on the date of valuation. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized gains or losses on the underlying securities. Option contracts are held by the Fund for trading and hedging purposes.

     f) Short Positions - For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the Investment Company Act of 1940 to maintain segregated assets consisting of cash, cash equivalents or liquid securities. These segregated assets are required to be adjusted daily to reflect changes in the market value of the securities sold short. As of March 31, 1999, cash in the amount of $13,500,477 has been committed as collateral for open short investment positions and are on deposit at the broker.

          The Fund's receivable from broker for proceeds on securities sold short is with one major security dealer. The Fund does not require this broker to maintain collateral in support of the receivable from broker for securities sold short.

     g) Other - Investment and shareholder transactions are recorded on the trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original costs of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis. Discounts and premiums on bonds are amortized over the life of the respective bond. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified to capital stock.

2. CAPITAL SHARE TRANSACTIONS

   Transactions in shares of the Fund were as follows:
                                                               YEAR
                                          OCT. 1, 1998 -      ENDED
                                          MAR. 31, 1999   SEPT. 30, 1998
                                          --------------  --------------
   Shares sold                              961,887          1,420,345
   Shares issued to
     holders in
     reinvestment
     of dividends                           453,727            193,699
   Shares redeemed                         (348,674)          (484,113)
                                          ---------          ---------
   Net increase                           1,066,940          1,129,931
                                          ---------          ---------
                                          ---------          ---------

3. INVESTMENT TRANSACTIONS

   Purchases and sales of investments, other than short-term investments, options and short positions, for the six months ended March 31, 1999 were as follows:

              PURCHASES                                 SALES
   ------------------------------           ------------------------------
        U.S.                                    U.S.
     GOVERNMENT            OTHER             GOVERNMENT            OTHER
    ------------           -----            -----------            ------
         $0             $41,454,087         $13,579,749         $23,715,080

   At March 31, 1999, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

   Appreciation                                             $3,770,591
   (Depreciation)                                           (2,005,958)
                                                           -----------
   Net appreciation on
     investments                                            $1,764,633
                                                           -----------
                                                           -----------

   At March 31, 1999, the cost of investments for federal income tax purposes was $38,674,785.

   At the close of business on January 19, 1996, the unit holders of the Piper Trust Common Leuthold Flexible Fund transferred their assets to the Fund. As a result of the tax-free transfer, the Fund acquired $860,971 of unrealized appreciation for tax purposes. Since inception, the Fund has realized $843,494 of the appreciation.

4. INVESTMENT ADVISORY AND OTHER AGREEMENTS

   The Fund has entered into an Investment Advisory Agreement with Leuthold & Anderson, Inc. Pursuant to its advisory agreement with the Fund, the Investment Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.90% as applied to the Fund's daily net assets.

   The Investment Adviser has voluntarily agreed to reimburse the Fund to the extent necessary to ensure that total operating expenses (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) do not exceed the annual rate of 1.25% of the net assets of the Fund, computed on a daily basis.

   Firstar Mutual Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Fund. Firstar Bank Milwaukee, NA serves as custodian for the Fund.

   For the period ended March 31, 1999, the Fund paid Weeden & Co., L.P., an affiliate of the Adviser $55,128 of brokerage commissions.

5. SHAREHOLDER PROXY RESULTS

   A special meeting of the shareholders of the Fund was held on January 25, 1999 pursuant to a notice dated December 15, 1998, to all shareholders of record on November 30, 1998. As of November 30, 1998, there were 4,070,306.450 shares outstanding in the Fund. Holders of 2,944,627.477 shares of the Fund were present at the meeting in person or by proxy, being the holders of a majority of the outstanding shares of the Fund and thus constituting a quorum. The shareholders elected to modify the Fund's investment restrictions to permit the Fund to effect short sales, as permitted by the Investment Company Act of 1940. The results of the shareholder vote were as follows:

                                   NUMBER             % OF           % OF
                                     OF            OUTSTANDING      SHARES
                                   SHARES            SHARES        PRESENT
                                   -------         ----------      --------
   For                          2,898,504.416        71.204%        98.434%
   Against                          9,121.979          .224%          .309%
   Abstain                         37,001.082          .909%         1.257%
                               --------------      ---------      ---------
   Total                        2,944,627.477        72.337%       100.000%

(Leuthold Core Investment Fund Logo)

INVESTMENT ADVISER:
  Leuthold & Anderson, Inc., Minnesota

ADMINISTRATOR, TRANSFER AGENT,
DIVIDEND PAYING AGENT,
SHAREHOLDER SERVICING AGENT:
  Firstar Mutual Fund Services, LLC,
    Wisconsin

CUSTODIAN:
  Firstar Bank Milwaukee, NA

COUNSEL:
  Foley & Lardner, Wisconsin

AUDITORS:
  Arthur Andersen LLP, Wisconsin

This report is authorized for distribution only when preceded or accompanied by a current prospectus.